Organization (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2022, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	Mainland China	March 8, 2010	100%
iQIYI HK Limited (“iQIYI HK”, formerly known as Qiyi.com HK Limited)	Hong Kong	April 14, 2011	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI Interactive Technology Co., Ltd.	Mainland China	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	Mainland China	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	Mainland China	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	Mainland China	Acquired on May 11, 2013	Nil
Chengdu Skymoons Interactive Network Game Co., Ltd. (“Skymoons Interactive”)	Mainland China	Acquired on July 17, 2018	Nil
Hainan iQIYI Culture Media Co., Ltd.	Mainland China	February 17, 2017	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	950,267	1,882,877	272,992
Short-term investments	595,754	529,411	76,757
Accounts receivable, net	2,613,546	2,316,961	335,928
Licensed copyrights, net	669,672	527,792	76,523
Prepayments and other assets	3,027,691	2,366,445	343,102
Total current assets	7,856,930	7,623,486	1,105,302
Non-current assets:
Fixed assets, net	726,115	649,690	94,196
Long-term investments	1,987,678	1,941,014	281,421
Licensed copyrights, net	2,288,848	1,952,497	283,085
Produced content, net	10,425,514	12,534,227	1,817,292
Operating lease assets	697,965	578,937	83,938
Goodwill	2,412,989	2,350,790	340,833
Others	919,713	712,697	103,331
Total non-current assets	19,458,822	20,719,852	3,004,096
Total assets	27,315,752	28,343,338	4,109,398
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts payable	5,068,907	3,315,976	480,771
Customer advances and deferred revenue	3,370,582	4,125,789	598,183
Short-term loans (i)	2,292,899	2,381,846	345,335
Operating lease liabilities, current portion	108,059	95,603	13,861
Accrued expenses and other liabilities	3,101,273	2,315,572	335,726
Total current liabilities	13,941,720	12,234,786	1,773,876
Non-current liabilities:
Operating lease liabilities	579,844	502,687	72,883
Other non-current liabilities	339,238	1,247,571	180,881
Total non-current liabilities	919,082	1,750,258	253,764
Amounts due to the Company and its subsidiaries	20,835,196	22,808,971	3,306,990
Total liabilities	35,695,998	36,794,015	5,334,630

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Total revenues	27,412,800	28,947,480	26,966,013	3,909,704
Net (loss)/income	(1,360,562)	(1,688,711)	334,414	48,485
Net cash provided by operating activities	980,975	160,904	275,422	39,933
Net cash (used for )/provided by investing activities	(625,675)	(540,018)	547,231	79,341
Net cash (used for)/provided by financing activities	(380,298)	515,423	79,733	11,560

(i) In accordance with the arrangement as described in Note 13, the Group consolidates the securitization vehicle as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2021 and 2022, RMB708,195 and nil, respectively, of the loan is repayable within one year and is included in “Short-term loans”, in the carrying amounts of the liabilities of the VIEs and VIEs' subsidiaries.